SIGNIFICANT ACCOUNTING POLICIES - RIGHT-OF-USE ASSETS and LEASE LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 57,765	€ 64,309	€ 774
Lease liabilities [abstract]
Non-cancellable operating lease commitments		74,930
Lease contracts for which the underlying asset is of low value		(1,008)
Lease contracts for which the lease terms ends within 12 months		(2,420)
Discount of remaining lease payments		(7,967)
Lease liabilities		63,535
Industrial buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	15,834
Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7,612
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 34,319
Impact of IFRS 16 adoption
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		63,535
Lease liabilities [abstract]
Non-cancellable operating lease commitments		74,930
Lease liabilities		63,535
Impact of IFRS 16 adoption | Industrial buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		17,226
Impact of IFRS 16 adoption | Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		10,011
Impact of IFRS 16 adoption | Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		€ 36,298